Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Future Minimum Lease Payments

Future minimum lease payments for the year ended December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Future rental payments	Accretion of lease liability (1)	Operating lease obligation
2021 (2)	$4,981	$(205)	$4,776
2022	6,752	(713)	6,039
2023	6,851	(1,164)	5,687
2024	6,958	(1,602)	5,356
2025	7,095	(2,051)	5,044
Thereafter	12,736	(4,660)	8,076
Total	$45,373	$(10,395)	$34,978

(1)	Weighted average discount rate 7.98%.
(2)	Estimated minimum lease payments for the year ending December 31, 2021 include only payments to be paid after March 31, 2021.

Future minimum lease payments for the year ended December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000's)	Future rental payments	Accretion of lease liability (1)	Operating lease obligation
2021	$6,551	$(275)	$6,276
2022	6,691	(771)	5,920
2023	6,823	(1,248)	5,575
2024	6,958	(1,708)	5,250
2025	7,095	(2,150)	4,945
Thereafter	12,736	(4,818)	7,918
Total	$46,854	$(10,970)	$35,884

(1)	Weighted average discount rate 7.98%

Schedule of Future Minimum Lease Receivables

Future Minimum Lease Receivables

Future minimum lease receivables for the year ended of December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000's)
2021 (a)	$9,337
2022	13,519
2023	15,477
2024	15,299
2025	13,702
Thereafter	33,555
Total	$100,889

Future minimum lease receivables for the year ended of December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000's)
2021	$12,384
2022	13,519
2023	15,477
2024	15,299
2025	13,702
Thereafter	33,555
Total	$103,936

Schedule of Future Minimum Lease Receivables Leases to Third-Parties

The following is a summary of the Company’s leases to third-parties and which comprise the future minimum lease receivables of the Company. The terms of each lease are structured as “triple-net” leases. Other than the lease for the Powder Springs Facility, each lease contains specific rent escalation amounts ranging from 1.0% to 3.0% annually. Further, each lease has one or more renewal options. For those facilities subleased by the Company, the renewal option in the sublease agreement is dependent on the Company’s renewal of its lease agreement.

		Initial Lease Term
		Commencement	Expiration	2021 Cash
Facility Name	Operator Affiliation (1)	Date	Date	Annual Rent
				(Thousands)
Owned
Eaglewood ALF	Aspire	12/1/2018	11/30/2028	$630
Eaglewood Care Center	Aspire	12/1/2018	11/30/2028	441
H&C of Greenfield	Aspire	12/1/2018	11/30/2023	223
Southland Healthcare	Beacon Health Management	11/1/2014	10/31/2024	990
The Pavilion Care Center	Aspire	12/1/2018	11/30/2028	231
Autumn Breeze	C.R. Management	9/30/2015	9/30/2025	916
Coosa Valley Health Care	C.R. Management	12/1/2014	8/31/2030	1,021
Glenvue H&R	C.R. Management	7/1/2015	6/30/2025	1,341
Meadowood	C.R. Management	5/1/2017	8/31/2030	484
Georgetown Health	Symmetry Healthcare	4/1/2015	3/31/2030	347
Mountain Trace Rehab (2)	Vero Health Management	3/1/2019	2/28/2029	502
Sumter Valley Nursing	Symmetry Healthcare	4/1/2015	3/31/2030	643
Subtotal Owned Facilities (12)				$7,769
Leased
Covington Care	Aspire	12/1/2018	11/30/2028	$528
Lumber City	Beacon Health Management	11/1/2014	8/31/2027	959
LaGrange	C.R. Management	4/1/2015	8/31/2027	1,174
Thomasville N&R	C.R. Management	7/1/2014	8/31/2027	371
Jeffersonville	Peach Health	6/18/2016	8/31/2027	771
Oceanside	Peach Health	7/13/2016	8/31/2027	525
Savannah Beach	Peach Health	7/13/2016	8/31/2027	287
Powder Springs (3)	Empire	1/1/2021	8/1/2027	—
Tara (3)	Regional Health Properties			—
Subtotal Leased Facilities (9)				$4,615
Total (21)				$12,384

(1)	Represents the number of facilities which are leased or subleased to separate tenants, which tenants are affiliates of the entity named in the table above.
(2)

On February 28, 2019, the lease with an affiliate of Symmetry Healthcare with an expected lease term of May 31, 2030 was mutually terminated and operations transferred to a new operator (Vero Health) on March 1, 2019.

(3)	Indicates facilities that were leased to Wellington until 12:01 a.m. on January 1, 2021, see Note – 18 Subsequent Events for details of the change in Operator affiliation.